CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (5,524)	$ (8,931)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2	46
Amortization of right of use asset	33	95
Loss on disposal of property and equipment	3	0
Stock-based compensation	99	294
Changes in operating assets and liabilities:
Prepaid expenses and other assets	361	(235)
Accounts payable	(473)	(606)
Accrued expenses	(207)	1,058
Lease liability	(35)	(100)
Net cash used in operating activities	(5,741)	(8,379)
Cash flows from investing activities:
Cash paid for purchase of property and equipment	0	(5)
Net cash used in investing activities	0	(5)
Cash flows from financing activities:
Net proceeds from the issuance of common stock and warrants	2,646	5,048
Cash in lieu of fractional shares for reverse stock split	(1)	(11)
Redemption of Series D preferred stock	0	(2)
Payment of taxes on net share settlements of restricted stock units	(4)	(25)
Net cash provided by financing activities	2,641	5,010
Net decrease in cash, cash equivalents and restricted cash	(3,100)	(3,374)
Cash, cash equivalents and restricted cash at the beginning of period	8,490	11,831
Cash, cash equivalents and restricted cash at the end of period	$ 5,390	$ 8,457